SCHEDULE OF ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)		Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Advance from customers		$ 397,886	$ 59,111
Accrued payroll and employee benefits		89,359	99,342
Accrued interest expenses		122,135	20,795
Other tax payables (i)	[1]	261
Other payable to a former shareholder (ii)	[2]	191,180
Others (iii)	[3]	153,803	131,159
Accrued expenses and other current liabilities		$ 944,624	$ 310,407

[1]	Other tax payables are mainly value added tax payable.
[2]	Other payable to a former shareholder was paid in March, 2023.
[3]	Others mainly represent accrued employee reimbursement payable and other accrued miscellaneous operating expenses.